Goodwill and Intangible Assets - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 29, 2019	Jun. 30, 2018	Jun. 29, 2019	Jun. 30, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 2,300,000	$ 2,500,000	$ 5,069,000	$ 4,877,000	$ 10,005,000	$ 11,344,000	$ 10,761,000
Impairments of goodwill or intangible assets			$ 0	$ 0	$ 0	$ 0	$ 0